Subsequent Events - Additional Information (Details) - Events After Reporting Period - Revolving Credit Facility € in Millions	Jul. 20, 2026 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Credit facility balance	€ 80.0
Credit facility, available	€ 210.0